EQUITY	12 Months Ended
Dec. 31, 2024
Equity
EQUITY

NOTE 17: EQUITY

a.	Composition of share capital:

	December 31, 2024		December 31, 2023

	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	37,626,427	120,000,000	33,242,189

b.	Movement in share capital:

	Number of shares	NIS par value
Balance as of January 1, 2024	33,242,189	1,329,687
Vesting of RSU	134,357	5,374
Exercise of share options	42,391	1,696
Issue of shares	4,207,490	168,300

Balance of December 31, 2024	37,626,427	1,505,057

c.	Rights attached to shares:

Ordinary shares confer their holders’ rights to receive dividends in cash and in Company’s shares, right to nominate the Company’s directors and rights to participate in distribution of dividends upon liquidation in proportion to their holdings. Also, holders of ordinary shares have one vote at the shareholders’ meeting such that each share confers one vote to its holder.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

The Company is not under any minimal equity requirements, nor is it required to attain a certain level of capital return.